Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Principal Repayments [Abstract]
July 1, 2023 through June 30, 2024	$ 16,012
July 1, 2024 through June 30, 2025	26,352
July 1, 2025 through June 30, 2026	11,298
July 1, 2026 through June 30, 2027	11,298
July 1, 2027 through December 31, 2027	55,042
Total	$ 120,002